NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2025	Jun. 30, 2024	Jun. 26, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Notes payable		$ 2,596,378	$ 2,600,000		$ 2,600,000
Purchase of real estate appraised	$ 11,409,500
Debt interest rate				12.00%
Two Unsecured Demand Promissory Note [Member]
Short-Term Debt [Line Items]
Debt interest rate	0.00%
First Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured debt	$ 2,600,000
Second Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured debt	$ 280,000